Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (1,202)	$ (68)	$ (6,263)
Included in OCI	1,033	(217)	893
Net	(169)	(285)	(5,370)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(1,481)
Net			(1,481)
Mortgage-backed securities (MBS)
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,202)	(68)	(2,338)
Included in OCI	1,033	(217)	893
Net	(169)	(285)	(1,445)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(1,202)	(68)	(3,819)
Included in OCI	1,033	(217)	893
Net	$ (169)	$ (285)	(2,926)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(2,422)
Net			(2,422)
Limited Partner Interest
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(22)
Net			$ (22)